NOTE 11 - NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Promissory Notes
Date of		Date Obligation	Interest		Balance Due
Obligation	Notes	Matures	Rate (%)		6/30/12 ($)
9/17/2009	4	9/17/2010	12		$11,350
5/29/2009	4	9/17/2010	12	*	30,404
9/17/2009	4	9/17/2010	18	*	3,430
3/25/2012	4	4/1/2012	18		10,521
5/5/2012	4	5/12/2012	12	*	10,100
5/21/2012	4	5/28/2012	12	*	19,793
11/4/2009	11	11/4/2012	9		98,391
11/4/2009	11	11/4/2012	9		98,391
11/4/2009	11	11/4/2012	9		98,391
5/30/2010	2	12/31/2011	8		118,620
3/1/2010	9	See footnote 10	0		497,000
4/1/2010	3	6/30/2011	9		21,700
7/26/2010	5	7/26/2012	10		118,974
8/10/2010	6	8/10/2012	10		29,542
8/31/2011	7	5/31/2012	8		25,000
7/1/2011	1	7/1/2013	18		133,000
2/18/2010	3	12/1/2010	4		137,450
2/15/2010	3	2/15/2010	8		201,500
3/3/2010	10	3/31/12	10		-
3/4/2011	12	9/8/2011	14		133,247
3/4/2011	12	9/22/2011	14		100,000
8/1/2010	13	12/3/2020	2		137,000
3/24/2010	13	12/31/2020	2		42,000
8/1/2010	13	12/31/2020	2		5,000
8/1/2010	13	12/31/2020	2		5,000
5/31/2011	14	5/31/2013	8		172,190
6/9/2011	15	5/9/2011	14		641,816
6/1/2011	16	12/1/2011	8		67,352
8/11/2011	17	4/11/2012	12		20,500
8/12/2011	19	2/12/2012	10		26,000
9/12/2011	20	3/12/2012	8		25,000
9/3/2011	21	3/3/2012	8		8,975
10/1/2011	22	6/30/2012	6		6,174
11/15/2011	8	8/17/2012	8		25,000
1/27/2012	23	7/27/2012	8		13,700
3/1/2012	23	9/1/2012	8		10,000
3/15/2012	23	9/5/2012	8		19,000
1/25/2012	24	1/25/2013	12		30,804
3/28/2012	22	3/28/2013	15		20,000
3/30/2012	8	On Demand	10		10,800
Unamortized Discount					(36,925)
Total					3,146,189

*	Compounded